Investment Objectives and Goals - Teucrium Leveraged XDC ETF	Apr. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium Leveraged XDC Network ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.